LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Supplemental Cash Flow Information
Supplemental cash flow information related to leases was as follows:

Year Ended December 31, 2019
Operating cash flows from operating leases	$23,404
New right-of-use assets obtained in exchange for operating lease obligations	$4,975

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities were as follows:

Operating Leases
2020	$23,118
2021	20,003
2022	18,926
2023	11,951
2024	9,866
Thereafter	81,472
Total lease payments	165,336

Less imputed interest	(40,327)

Total	$125,009

Schedule of Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows:

Year Ended December 31, 2019
Current maturities of operating leases	$21,519
Long-term operating leases	103,490
Total operating lease liabilities	$125,009

Weighted-average remaining operating lease term	10.70
Weighted-average discount rate of operating leases	4.95%